Trade receivables (Details 5) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Trade receivables
Opening balance		R$ 92,017	R$ 69,481	R$ 46,500
Additions		63,488	62,390	45,904
Reversals		(10,486)	(6,619)	(288)
Write offs	[1]	(55,268)	(33,235)	(22,635)
Closing balance		89,751	92,017	69,481
Write offs recognized	[1]	R$ 55,268	R$ 33,235	R$ 22,635

[1]	The Company assessed its customers’ credit lines on a regular basis. Due to historical losses and lack of prospects of credit recovery alongside these customers, the Company recognized R$ 55,268 as write-off as of December 31, 2024 (R$ 33,235 as of December 31, 2023).